Nature of Operations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Sep. 23, 2022
Nature of Operations [Abstract]
Authorised share capital	$ 50,000	$ 50,000
Ordinary shares	50,000	50,000
Ordinary shares, par value	$ 1	$ 1
Number of ordinary share issued			1
Per share value			$ 1